Note Guarantees (Other Guarantees) - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Guarantor Obligations [Line Items]
Funds Advanced To Investors Under Servicing Agreements	$ 107,299	$ 69,711
Financial Standby Letter Of Credit
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations	$ 300	$ 300